Expense Example, No Redemption - FidelityAdvisorValueLeadersFund-AMCIPRO - FidelityAdvisorValueLeadersFund-AMCIPRO - Fidelity Advisor Value Leaders Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Value Leaders Fund - Class A
Expense Example, No Redemption:
1 Year	$ 685
3 Years	961
5 Years	1,266
10 Years	2,131
Fidelity Advisor Value Leaders Fund - Class C
Expense Example, No Redemption:
1 Year	193
3 Years	642
5 Years	1,127
10 Years	2,272
Fidelity Advisor Value Leaders Fund - Class M
Expense Example, No Redemption:
1 Year	488
3 Years	819
5 Years	1,181
10 Years	2,199
Fidelity Advisor Value Leaders Fund - Class I
Expense Example, No Redemption:
1 Year	92
3 Years	318
5 Years	568
10 Years	$ 1,285